Segment Information - Schedule of Company Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Company Revenue [Line Items]
Total	$ 17,631,489	$ 14,748,551	$ 24,059,556
Cable and wire harness [Member]
Schedule of Company Revenue [Line Items]
Revenue	16,385,705	13,626,836	22,212,627
Connectors [Member]
Schedule of Company Revenue [Line Items]
Revenue	$ 1,245,784	$ 1,121,715	$ 1,846,929